SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of Share Option Activity
Details	2021		2020		2019
	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price
Outstanding as of beginning of year	32,805	$15.28	343,451	$8.79	508,493	$9.58
Granted	--	$--	--	$--	--	$--
Exercised	(30,247)	$15.12	(308,479)	$8.14	(163,375)	$11.28
Terminated	--	$--	(667)	$9.90	(667)	$9.90
Forfeited	--	$--	(1,500)	$4.42	(1,000)	$4.42
Outstanding as of end of year	2,558	$17.16	32,805	$15.28	343,451	$8.79
Options exercisable as of end of year	2,558	$17.16	32,805	$15.28	343,451	$8.79

Schedule of Restricted Shares Units Activity
Details	2021		2020		2019
	Number of RSUs	Weighted average fair value	Number of RSUs	Weighted average fair value	Number of RSUs	Weighted average fair value
Outstanding as of beginning of year	2,223,043	$19.45	2,013,613	$19.13	1,599,296	$22.27
Granted	1,002,275	$29.91	1,105,155	$19.86	1,159,881	$18.06
Converted	(929,466)	$19.56	(806,993)	$20.45	(484,665)	$23.91
Forfeited	(84,752)	$20.28	(88,732)	$18.62	(260,899)	$21.19
Outstanding as of end of year	2,211,100	$24.11	2,223,043	$19.45	2,013,613	$19.13

Schedule of Information about Share Options Outstanding
Outstanding				Exercisable
Range of exercise prices	Number outstanding	Weighted average remaining contractual life (in years)	Weighted average exercise price	Number exercisable	Weighted average exercise price
$17.16	2,558	0.27	$17.16	2,558	$17.16

Schedule of Intrinsic and Fair Values for Options Exercised
Details for the year ended December 31	2021	2020	2019
The intrinsic value of options exercised	$504	$4,429	$1,824
The original fair value of options exercised	$188	$1,018	$665

Schedule of Intrinsic and Fair Values for RSU's Exercised
Details for the year ended December 31	2021	2020	2019
The intrinsic value of converted RSUs	$27,807	$15,971	$8,207
The original fair value of converted RSUs	$18,183	$16,506	$11,588

Schedule of Stock-Based Compensation Expense in Statement of Operations
Details	2021	2020	2019
Cost of goods	$7,003	$5,197	$4,529
Research and development, net	4,855	3,568	2,900
Marketing, general and administrative	13,286	8,223	7,119
Total stock-based compensation expense	$25,144	$16,988	$14,548